Income Taxes (Tables)	12 Months Ended
Feb. 29, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	For the year ended
	February 28, 2018	February 28, 2019	February 29, 2020
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	29,458	16,450	16,865	2,413
Deferred income tax expense:
PRC	(3,034)	(6,334)	(12,676)	(1,814)
Total income tax expense	26,424	10,116	4,189	599

Summary of Deferred Tax Assets and Liabilities	The Group’s deferred tax assets and liabilities were as follows:
	As at
	February 28, 2019	February 29, 2020
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	4,056	3,578	512
Advertising expenses	3,652	2,982	427
Rental	1,976	2,744	393
Accrued expenses	1,250	6,748	965
Property and equipment, net	201	213	30
Allowance for doubtful accounts	—	244	35
Less: valuation allowance	(1,599)	(3,064)	(439)
Total deferred tax assets	9,536	13,445	1,923

Deferred tax liabilities:
Intangible assets	10,903	2,136	306
Total deferred tax liabilities	10,903	2,136	306

Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2018, 2019 and February 29, 2020 are as follows:

	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	13%	95%	(36%)
Effect of preferential tax rate	—	(32%)	6%
Effect of different tax rate of subsidiary operation in other jurisdiction	(1%)	23%	2%
Effect of valuation allowance	2%	5%	(1%)
Effective tax rate	39%	116%	(4%)